Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net income/(loss)	$ (6,798)	¥ (47,532)		¥ 51,497	¥ (26,795)
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense	1,237	8,650		8,974	3,474
Revenue recognized in the payment form of cryptocurrency	(6,476)	(45,289)		(122,028)
Operating expenses paid in cryptocurrency	81	565		359
Depreciation of property, equipment and software	884	6,179		4,507	3,830
Amortization of intangible assets	90	636	$ 66	476
Inventory provision	13,273	92,809		38,976	24,574
Write-down of prepayments	35	243		4,404	141
Provision for inventory purchase commitments				401
Deferred income tax benefit	(5,270)	(36,854)		(16,043)	(12,941)
Income from investments	(683)	(4,779)		(1,901)	(7)
Change in fair value of investments	(3)	(21)		60	(174)
Change in fair value of cryptocurrency	(692)	(4,838)		(21,322)
Impairment loss of cryptocurrency					34
Loss on disposal of property, equipment and software	5	38			4
Impairment of long-lived assets	11	74		210
Foreign exchange (gain)/loss	410	2,869		(1,382)	843
Changes in assets and liabilities:
(Increase) /Decrease in USDC	147	1,025		(1,690)
(Increase) /Decrease in inventories	(7,314)	(51,151)		(95,823)	11,441
(Increase) /Decrease in prepayments and other current assets	2,689	18,801		(25,626)	(23,546)
Decrease/(Increase) in other non-current assets				421	(421)
Increase /(Decrease) in accounts payable	(1,691)	(11,822)		14,652	(2,708)
Increase /(Decrease) in contract liabilities	(1,762)	(12,320)		16,702	9,822
Change in right-of-use assets and lease liabilities				(129)	192
Increase /(Decrease) in income tax payable	(284)	(1,984)		389	(605)
Increase /(Decrease) in provision for warranty	31	219		121	(183)
Increase /(Decrease) in accrued liabilities and other liabilities	(1,208)	(8,446)		5,542	8,317
Net cash used in operating activities	(13,288)	(92,928)		(138,253)	(4,708)
Cash flows from investing activities:
Purchase of short-term and long-term investments	(160,134)	(1,119,846)		(494,836)	(123,633)
Proceeds from disposal of short-term investments	153,804	1,075,569		401,324	639
Purchase of cryptocurrency	(1,819)	(12,719)		(68,199)	(679)
Proceeds from sale of cryptocurrency	4,839	33,843		45,852
Proceeds from sale of cryptocurrency	2,366	16,546
Purchase of property, equipment and software	(674)	(4,716)		(10,077)	(46,898)
Purchase of intangible assets					(3,425)
Purchase of intangible assets	(141)	(984)
Prepayments on long-term assets					(569)
Net cash used in investing activities	(1,759)	(12,307)		(125,936)	(174,565)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	1,439	10,065			61,306
Payment for cost of issuance	(383)	(2,675)			(10,088)
Net cash provided by financing activities	1,056	7,390			51,218
Effect of exchange rate changes on cash and cash equivalent	(393)	(2,746)		1,270	995
Net decrease in cash and cash equivalents	(14,384)	(100,591)		(262,919)	(127,060)
Cash and cash equivalents, at the beginning of year	46,081	322,252		585,171	712,231
Cash and cash equivalents at the end of year	31,697	221,661	$ 46,081	322,252	585,171
Supplemental disclosure of cash flow information:
Cash paid for income taxes	244	1,707		15,422	4,790
Supplemental disclosure of non-cash activities:
Purchases of property, equipment, and software included in accrued liabilities and other liabilities	224	1,565		1,225	1,224
Revenue recognized in the payment form of cryptocurrency	6,476	45,289		122,028
Cryptocurrency received for sale of mining machines and remained in contract liabilities	322	2,252		10,917
USDT paid to purchase ETH	4,441	31,056
Operating expenses paid in cryptocurrency	81	565		359
Collection of USDC from exchange of USDT	1,020	7,131		43,525
Liability assumed in connection with asset acquisition		8,153
Transfer from prepayments on long-term assets to property, equipment and software				103,537
Transfer from prepayments on long-term assets to intangible assets				569
Transfer from prepayments on long-term assets to other non-current assets				9,319
Cumulative-effect adjustment due to the adoption of ASU 2023-08				¥ 332